Acquisitions (Details) - CAD ($) $ in Millions			12 Months Ended
	Sep. 17, 2021	Apr. 05, 2021	Dec. 31, 2023	Dec. 31, 2021
Acquisitions [Line Items]
Total cash consideration	$ 346.7	$ 19.7
Percentage of interest in a joint operation			75.00%
Acquisition transaction costs				$ 10.3
GHOPCO [Member]
Acquisitions [Line Items]
Recognized gain acquisition			$ 108.6
JACOS [Member]
Acquisitions [Line Items]
Recognized gain acquisition			$ 585.4